Cover	Feb. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2024
Entity File Number	333-206260
Entity Registrant Name	FIRST FOODS GROUP, INC.
Entity Central Index Key	0001648903
Entity Tax Identification Number	47-4145514
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	First Foods Group, Inc. c/o Incorp Services, Inc.,
Entity Address, Address Line Two	3773 Howard Hughes Parkway
Entity Address, Address Line Three	Suite 500S
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169-6014
City Area Code	201
Local Phone Number	471-0988
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false